FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets - GBP (£) £ in Millions		Dec. 31, 2017	Dec. 31, 2016
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		£ 25,834	£ 36,138
Trading and Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		23,953	33,426
Hedging [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments		1,881	2,712
Investment Grade [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	23,616	34,037
Investment Grade [Member] | Trading and Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	21,742	31,373
Investment Grade [Member] | Hedging [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[1]	1,874	2,664
Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	2,218	2,101
Other [Member] | Trading and Other [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	2,211	2,053
Other [Member] | Hedging [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Derivative Assets [Line Items]
Derivative financial instruments	[2]	£ 7	£ 48

[1]	Credit ratings equal to or better than 'BBB'.
[2]	Other comprises sub-investment grade (2017: 1,878 million; 2016: 1,830 million) and not rated (2017: 340 million; 2016: 271 million).